LOANS PRINCIPAL, INTEREST AND FINANCING SERVICE FEE RECEIVABLES (Detail Textuals) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loans and Leases Receivable Disclosure [Line Items]
Carrying amount of loans	¥ 15,861,324,470	¥ 16,701,504,043
Net loss on sale of loans	(16,697,259)
Third party investors
Loans and Leases Receivable Disclosure [Line Items]
Carrying amount of loans	184,621,473
Net loss on sale of loans	(16,697,259)
Loans transferred to held-for-sale	¥ 120,822,552